Short-term bank loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Short-term Debt [Line Items]
Short-term bank loan	$ 113,065,643		$ 42,949,816
Short term debt secured by properties under development	24,738,811		40,725,321
Short term debt secured by land use right	14,438,201		0
Short-term loans weighted average interest rate	5.31%		5.03%
Loan from China Agriculture Bank Due July 5, 2012, at 6.56% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loan			6,348,299
Maturity date	Jul. 05, 2012
Stated rate	6.56%
Loan from China Agriculture Bank Due July 13, 2012, at 6.56% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loan			809,408
Maturity date	Jul. 13, 2012
Stated rate	6.56%
Loan from Agricultural Bank of China [Member]
Short-term Debt [Line Items]
Short-term bank loan			7,157,707
Loan from Bank of Jiangsu, Due December 24, 2012, at 6.65% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loan			10,792,109
Maturity date	Dec. 24, 2012
Stated rate	6.65%
Loans from Bank of Jiangsu [Member]
Short-term Debt [Line Items]
Short-term bank loan			10,792,109
Loan from Bank of Zhengzhou, Due December 18, 2013, at 7.20% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loan	28,637,340
Maturity date	Dec. 18, 2013
Stated rate	7.20%
Loan from Bank of Zhengzhou [Member]
Short-term Debt [Line Items]
Short-term bank loan	28,637,340
Loan From China Guangfa Bank, Due December 26, 2013, at 6.00% per Annum Six [Member]
Short-term Debt [Line Items]
Short-term bank loan	19,091,560
Maturity date	Dec. 26, 2013
Stated rate	6.00%
Loan from China Guangfa Bank [Member]
Short-term Debt [Line Items]
Short-term bank loan	19,091,560
Loan from ICBC Due May 18, 2012, at 3.00% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loan			15,000,000
Maturity date	May 18, 2012
Interest rate additional rate over LIBOR	3.00%
Loan from ICBC Due September 28, 2012, at 3.50% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loan			10,000,000
Maturity date	Sep. 28, 2012
Interest rate additional rate over LIBOR	3.50%
Loan from Industrial and Commercial Bank of China, Due April 8, 2013, at 7.98% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loan	4,772,890
Maturity date	Apr. 08, 2013
Stated rate	7.98%
Loan from Industrial and Commercial Bank of China, Due May 8, 2013, at 7.98% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loan	6,363,583
Maturity date	May 08, 2013
Stated rate	7.98%
Loan from Industrial and Commercial Bank of China, Due May 9, 2013, at 2.80% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loan	15,000,000	[1]		[1]
Maturity date	May 09, 2013
Interest rate additional rate over LIBOR	2.80%
Loan from Industrial and Commercial Bank of China, Due November 30, 2014, at 1.90% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loan	10,000,000	[1]		[1]
Maturity date	Nov. 30, 2014
Interest rate additional rate over LIBOR	1.90%
Loans from ICBC [Member]
Short-term Debt [Line Items]
Short-term bank loan	36,136,743		25,000,000
Loan from Beta Capital, LLC, Due September 19, 2013, at 4.25% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loan	29,200,000
Maturity date	Sep. 19, 2013
Stated rate	4.25%
Loan from Beta Capital, LLC [Member]
Short-term Debt [Line Items]
Short-term bank loan	29,200,000	[2]		[2]
Payments to acquire land	$ 54,200,000

[1]	Pursuant to the loan contract with ICBC, these two short-term loans from ICBC, amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of the equivalent amounts denominated in RMB. Such deposits are classified as restricted cash on the consolidated balance sheet as of December 31, 2012. The US$10.0 million loan is due on November 30, 2014; however the Group has an obligation to repay the loan on demand if required by the bank. Therefore, this loan has been classified as short-term as of December 31, 2012.
[2]	On August 31, 2012, Xinyuan Development Group International Inc. ("XIN Development") and Beta Capital LLC entered into a purchase and sale agreement, pursuant to which XIN Development's subsidiary, 421 Kent Development, LLC ("421 Kent Development") purchased land in Brooklyn, New York for a consideration of US$54.2 million, including a US$29.2 million mortgage loan borrowed from the seller with a maturity date of September 19, 2013, secured by the land purchased, any improvements thereon and any building equipment, materials and supplies owned by 421 Kent Development and any lease and rents from the property. In connection with the seller mortgage loan, 421 Kent Development agreed that, aside from developing and constructing the project, 421 Kent Development would not take certain actions without Beta Capital's consent, including removing improvements from or equipment on the property, making certain alterations to the properties, modifying or entering into new leases, or leasing, selling or transferring the property. In addition, 421 Kent Development agreed that it would not engage in any business other than that arising out of the ownership and operation of the property, not incur indebtedness other than the mortgage loan and amounts due in the ordinary course of business to trade creditors and not provide guarantees of the obligations of any other person.